UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549
                                 FORM 13F
                            FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:    December 31, 2006
Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MBF Capital Management, Inc.
Address:  100 Shoreline Highway, Suite A190
          Mill Valley, CA 94941

Form 13F File Number:    028-11277

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Harlan S. Friedman
Title:    Chief Financial Officer
Phone:    415-289-3939

Signature, Place and Date of Signing:

/s/ Harlan S. Friedman
Harlan S. Friedman       Mill Valley, CA          February 14, 2007

Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      50

Form 13F Information Table Value Total:      $64,317 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
NAME OF ISSUER           TITLE OF      CUSIP    VALU   SHARES   INV.  OTHE VOTING AUTH
                         CLASS                  E               DISC  R
                                                X100            .     MGR
                                                0
                                                                           SOLE        SH  NON
                                                                                       R   E

Abercrombie & Fitch Co.  CL A        002896207  2,36   34,000   SOLE       34,000
                                                7
AMARIN CORP PLC          SPONSORED   023111107  447    195,903  SOLE       195,903
                         ADR
Aspect Medical Systems   COMMON      045235108  1,26   67,200   SOLE       67,200
Inc.                                            4
Avigen Inc.              COMMON      053690103  700    132,512  SOLE       132,512
BALLY TECHNOLOGIES       COMMON      05874B107  3,80   203,600  SOLE       203,600
                                                3
Blockbuster Inc.         CL A        093679108  1,45   275,825  SOLE       275,825
                                                9
Churchill Downs Inc.     COMMON      171484108  4,50   105,358  SOLE       105,358
                                                3
CORNING INC              COMMON      219350105  1,40   75,000   SOLE       75,000
                                                3
CuraGen Corp.            COMMON      23126R101  1,43   312,739  SOLE       312,739
                                                9
Cytokinetics Inc.        COMMON      23282W100  1,16   155,500  SOLE       155,500
                                                3
DECKERS OUTDOOR          COMMON      243537107  360    6,000    SOLE       6,000
Dialog Semiconductor     SPONSORED   25250P108  278    222,600  SOLE       222,600
                         ADR
Discovery Holding Co.    CL A COMMON 25468Y107  100    6,240    SOLE       6,240
Dow Chemical Co.         COMMON      260543103  2,59   65,000   SOLE       65,000
                                                6
EP Medsystems Inc.       COMMON      26881P103  291    217,300  SOLE       217,300
EV3 Inc.                 COMMON      26928A200  879    51,038   SOLE       51,038
Exelixis Inc.            COMMON      30161Q104  929    103,200  SOLE       103,200
Genesco Inc.             COMMON      371532102  2,43   65,200   SOLE       65,200
                                                2
Huntsman Corp.           COMMON      447011107  1,16   61,200   SOLE       61,200
                                                1
Infocus Corp             COMMON      45665B106  378    141,574  SOLE       141,574
INNOVO GROUP             COM PAR     457954600  813    1,194,9  SOLE       1,194,900
                         $0.01                         00
Kohl's Corp.             COMMON      500255105  2,66   39,000   SOLE       39,000
                                                9
Liberty Global Inc.      COM SER A   530555101  99     3,400    SOLE       3,400
Liberty Global Inc.      COM SER C   530555309  97     3,448    SOLE       3,448
Liberty Media Holding    INT COM SER 53071m104  336    15,600   SOLE       15,600
Corp                     A
Liberty Media Holding    CAP COM SER 53071m302  306    3,120    sole       3,120
Corp                     A
LIONS GATE               COMMON      535919203  429    40,000   SOLE       40,000
ENTERTANIMENT CORP.
MI Developments Inc      CL A SUB    55304X104  848    23,700   SOLE       23,700
                         VTG
Magna Ent Corp.          CL A        559211107  5,72   1,270,1  SOLE       1,270,177
                                                8      77
MOSYS INC                COMMON      619718109  1,32   143,146  SOLE       143,146
                                                4
Multimedia Games Inc     COMMON      625453105  1,41   147,019  SOLE       147,019
                                                1
National Seminconductor  COMMON      637640103  431    19,000   SOLE       19,000
Corp
Newfield Expl. Co        COMMON      651290108  1,83   40,000   SOLE       40,000
                                                8
North Am. Scientific     COMMON      65715D100  137    119,474  SOLE       119,474
Inc.
Novell Inc.              COMMON      670006105  601    97,000   SOLE       97,000
Omnicare Inc.            COMMON      681904108  1,04   27,000   SOLE       27,000
                                                3
Penwest Pharm.           COMMON      709754105  1,51   91,300   SOLE       91,300
                                                7
Polymedica Corp.         COMMON      731738100  1,81   44,840   SOLE       44,840
                                                2
SEQUENOM                 COMMON      817337405  102    21,733   SOLE       21,733
SHUFFLE MASTER INC.      COMMON      825549108  2,29   87,700   SOLE       87,700
                                                8
Skechers USA Inc.        CL A        830566105  3,23   97,000   SOLE       97,000
                                                1
Sothebys Holdings Inc.   CL A        835898107  2,25   72,600   SOLE       72,600
                                                2
Stratus Properties Inc.  COM NEW     863167201  330    10,321   SOLE       10,321
Synplicity Inc.          COMMON      87160Y108  1,24   199,367  SOLE       199,367
                                                8
3Com Corp                COMMON      885535104  354    86,128   SOLE       86,128
Topps Inc.               COMMON      890786106  655    73,600   SOLE       73,600
Trump Entertainment      COMMON      89816T103  1,71   93,900   SOLE       93,900
Resorts Inc.                                    3
Westlake Chemical Corp   COMMON      960413102  1,39   44,498   SOLE       44,498
                                                6
XM SATELLITE RADIO       CL A        983759101  1,03   71,480   SOLE       71,480
HOLDINGS INC                                    3
YouBet Com Inc.          COMMON      987413101  314    85,000   SOLE       85,000



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